Payables to third parties	12 Months Ended
Dec. 31, 2025
Payables to third parties [Abstract]
Payables to third parties
15. Payables to third parties

Payables to merchants, in the amount of R$10,893,747 (R$11,642,218 as of December 31, 2024) correspond mainly to amounts to be paid to merchants related to transactions carried out by their card holders, net of the intermediation fees and discounts applied.